Annual Total Returns - Salient Tactical Growth Fund (Investor Class and Institutional Class) [BarChart] - No Load - Salient Tactical Growth Fund - Institutional Class	May 01, 2021
Bar Chart Table:
Annual Return 2011	(5.04%)
Annual Return 2012	5.14%
Annual Return 2013	15.74%
Annual Return 2014	2.33%
Annual Return 2015	(1.54%)
Annual Return 2016	3.61%
Annual Return 2017	10.91%
Annual Return 2018	(4.76%)
Annual Return 2019	10.69%
Annual Return 2020	8.40%